OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases		8.00%	9.50%
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 25.6	$ 24.8
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (4.5)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 5.2
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5.6
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (4.9)
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.30%	10.00%
Actuarial assumption of expected rates of salary increases	7.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	11.70%	11.40%
Actuarial assumption of expected rates of salary increases	9.50%